Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	Nature of operations

Caterpillar Financial Services Corporation, a Delaware corporation organized in 1981 (together with its subsidiaries, "Cat Financial," "the Company," "we" and "our"), is a wholly-owned finance subsidiary of Caterpillar Inc. (together with its other subsidiaries, "Caterpillar" or "Cat").  Our primary business is to provide retail and wholesale financing alternatives for Caterpillar products to customers and dealers around the world.  Such retail financing is primarily comprised of financing of Caterpillar equipment, machinery and engines.  In addition, we also provide financing for vehicles, power generation facilities and marine vessels that, in most cases, incorporate Caterpillar products.  We also provide wholesale financing to Caterpillar dealers and purchase short-term receivables from Caterpillar.

B.	Basis of consolidation

The consolidated financial statements include the accounts of Cat Financial.  Investments in companies that are owned 20 percent to 50 percent or are less than 20 percent owned and for which we have significant influence are accounted for by the equity method.  Investments in companies that are less than 20 percent owned and for which we do not have significant influence are accounted for by the cost method.  All material intercompany balances have been eliminated.  Our assets are not available to pay creditors of any of our affiliates.

We consolidate all variable-interest entities (VIEs) where we are the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  We adopted the consolidation of variable-interest entities guidance issued in June 2009 effective January 1, 2010.  Please refer to Notes 2C and 9 for more information.

Certain amounts for prior periods have been reclassified to conform to the current period presentation.

The provision for income taxes in the fourth quarter of 2011 and for the year ended 2011 has been reduced by $18 million and $15 million, respectively, for the cumulative correction of immaterial errors in deferred taxes related to prior periods.  Based upon our evaluation of relevant factors related to this matter, we concluded that the uncorrected adjustments in our previously issued consolidated financial statements for any of the periods affected are immaterial and that the impact of recording the cumulative correction in 2011 is not material to our earnings for the full year ending December 31, 2011.

C.	Recognition of earned income

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Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable interest rate.

•	Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

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Wholesale revenue on installment sale contracts and finance leases related to financing dealer inventory and rental fleets is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

•	Loan origination and commitment fees are deferred and then amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired finance receivables are first recorded against the receivable and then to any unrecognized income.  A finance receivable is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease. We consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.

Revenues are presented net of sales and other related taxes.

D.	Depreciation

Depreciation for equipment on operating leases is recognized using the straight-line method over the lease term, typically one to seven years.  The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term.

E.	Residual values

The residuals for leases classified as operating leases are included in Equipment on operating leases.  The residuals for leases classified as capital leases, in accordance with lease accounting, are included in finance leases and installment sale contracts.

During the term of the leases, residual amounts are monitored.  If estimated market values reflect a non-temporary impairment due to economic factors, obsolescence or other adverse circumstances, the residuals are adjusted to the lower estimated values by a charge to earnings.  For equipment on operating leases, the charge is recognized through depreciation expense.  For finance leases, it is recognized through a reduction of finance revenue.

F.	Debt issuance costs

Debt issuance costs are capitalized and amortized to Interest expense over the contractual term of the debt issue.

G.	Derivative financial instruments

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates and interest rates.  Our Risk Management Policy allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate and interest rate exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts and interest rate swaps.  All derivatives are recorded at fair value.  See Note 8 for additional information.

H.	Allowance for credit losses

The Allowance for credit losses is evaluated on a regular basis and adjusted based upon management's best estimate of probable losses inherent in our finance receivables.  Uncollectible receivable balances, including accrued interest, are written off against the Allowance for credit losses when the underlying collateral is repossessed or when we determine that it is probable that the receivable balance is uncollectible.  Subsequent recoveries, if any, are credited to the Allowance for credit losses when received.

I.	Income taxes

The Provision for income taxes is determined using the asset and liability approach.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

When applicable, we combine certain of our income tax filings with those of Caterpillar.  In such instances, we pay to or receive from Caterpillar our allocated share of income taxes or credits, in accordance with our tax sharing agreement with Caterpillar.

J.	Foreign currency translation

Assets and liabilities of foreign subsidiaries (the majority of which use the local currency as their functional currency) are translated at current exchange rates.  The effects of translation adjustments are reported as a separate component of Accumulated other comprehensive income entitled "Foreign currency translation."  Gains and losses resulting from the remeasurement of foreign currency amounts to functional currency are included in Other income (expense) on the Consolidated Statements of Profit.

K.	Sales and servicing of finance receivables

We periodically transfer certain finance receivables relating to our retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of our asset-backed securitization program.  When finance receivables are securitized, we retain interests in the receivables in the form of subordinated certificates, an interest in future cash flows (excess), reserve accounts and servicing rights.  In accordance with the consolidation accounting guidance adopted on January 1, 2010, these SPEs were concluded to be VIEs.  We determined that we were the primary beneficiary based on our power to direct activities through our role as servicer and our obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities.  Prior to January 1, 2010, our retained interests were included in Other assets in our Consolidated Statements of Financial Position at fair value.  We estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates.

In addition, we have historically sold interests in wholesale receivables to third-party commercial paper conduits, where we retain the remaining interests in the receivables and servicing rights.  The carrying value of the remaining interests approximates fair value due to the short-term nature of these receivables and is included in Wholesale notes receivable in our Consolidated Statements of Financial Position.  Gains or losses included in Other revenues, net, in our Consolidated Statements of Profit are principally the difference between the unearned discount on the sold portion and the related costs.

We also sell individual loans and leases to third parties where the transfer qualifies to be recorded as a sale.  We generally retain servicing rights related to the sold assets.

Please refer to Note 2C for more information on sales and servicing of finance receivables.

L.	Use of estimates in the preparation of financial statements

The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts.  The more significant estimates are the allowance for credit losses, residual values for leased assets and income taxes.  Other significant estimates are the assumptions used to determine the fair value of derivatives and retained interests in securitizations.  Actual results may differ from these estimates.

M.	New accounting pronouncements

Fair value measurements - In January 2010, the FASB issued accounting guidance that requires the gross presentation of activity within the Level 3 fair value measurement roll forward and details of transfers in and out of Level 1 and 2 fair value measurements.  It also clarifies existing disclosure requirements regarding the level of disaggregation of fair value measurements and disclosures on inputs.  We adopted this new accounting guidance for the quarterly period ended March 31, 2010.  The adoption of this guidance did not have a material impact on our financial statements.  See Note 11 for additional information.

Accounting for transfers of financial assets - In June 2009, the FASB issued accounting guidance on accounting for transfers of financial assets.  This guidance amends previous guidance by including: the elimination of the qualifying special-purpose entity (QSPE) concept; a new participating interest definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; and a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor.  Additionally, the guidance requires extensive new disclosures regarding an entity's involvement in a transfer of financial assets.  Finally, existing QSPEs (prior to the effective date of this guidance) must be evaluated for consolidation by reporting entities in accordance with the applicable consolidation guidance upon the elimination of this concept.  We adopted this new guidance on January 1, 2010.  The adoption of this guidance did not have a material impact on our financial statements.  See Note 2C for additional information.

Consolidation of variable-interest entities - In June 2009, the FASB issued accounting guidance on the consolidation of VIEs.  This new guidance revises previous guidance by eliminating the exemption for QSPEs, by establishing a new approach for determining who should consolidate a VIE and by changing when it is necessary to reassess who should consolidate a VIE.  We adopted this new guidance on January 1, 2010.  The adoption of this guidance resulted in the consolidation of QSPEs related to our asset-backed securitization program that were previously not recorded on our consolidated financial statements.  The restricted assets (Finance leases and installment sale-contracts – Retail, Unearned income, Allowance for credit losses and Other assets) of the consolidated QSPEs totaled $324 million at January 1, 2010.  The liabilities (Accrued expenses, Current maturities of long-term debt and Long-term debt) of the consolidated QSPEs totaled $327 million at January 1, 2010.  See Note 2C for additional information.

Disclosures about the credit quality of financing receivables and the allowance for credit losses – In July 2010, the FASB issued accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.  The guidance expands disclosures for the allowance for credit losses and financing receivables by requiring entities to disclose information at disaggregated levels.  It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables.  Also, in April 2011, the FASB issued guidance clarifying when a restructuring of a receivable should be considered a troubled debt restructuring by providing additional guidance for determining whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties.  For end of period balances, the new disclosures were effective December 31, 2010 and did not have a material impact on our financial statements.  For activity during a reporting period, the disclosures were effective January 1, 2011 and did not have a material impact on our financial statements.  The disclosures related to modifications of financing receivables, as well as the guidance clarifying when a restructured receivable should be considered a troubled debt restructuring were effective July 1, 2011 and did not have a material impact on our financial statements.  See Note 2B for additional information.

Presentation of comprehensive income – In June 2011, the FASB issued accounting guidance on the presentation of comprehensive income.  The guidance provides two options for presenting net income and other comprehensive income.  The total of comprehensive income, the components of net income, and the components of other comprehensive income may be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  This guidance will be effective January 1, 2012 and we do not expect the adoption to have a material impact on our financial statements.

N.	Accumulated other comprehensive income/(loss)

Comprehensive income/(loss) and its components are presented in the Consolidated Statements of Changes in Stockholder's Equity.  Accumulated other comprehensive income/(loss), net of tax, consisted of the following as of:

(Millions of dollars)
	December 31,
	2011	2010	2009
Foreign currency translation	$122	$231	$308
Derivative financial instruments	(6)	(14)	(41)
Retained interests	—	—	(3)
Total Accumulated other comprehensive income/(loss)	$116	$217	$264